Income and Social Contribution Taxes - Changes in the Consolidated Income and Social Contribution Tax Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [line items]
Balance at the beginning of the year	R$ 708,639	R$ 1,453,249	R$ 1,078,049
Income and social contribution tax losses for the year	235,719	353,330	368,245
Use of PERT base	(22,772)	(1,097,635)
Others	(37,558)	(305)	6,955
Balance at the end of the year	R$ 884,028	R$ 708,639	R$ 1,453,249